The expected impacts on the allowance for loan losses (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Financial assets
Amount under IAS 39:
Allowance for loan losses	₩ 2,374,337
Amount under IFRS 9:
FVPL	0
AC	2,947,690
FVOCI	18,711
Due from banks
Amount under IAS 39:
Allowance for loan losses	14,054
Amount under IFRS 9:
FVPL	0
AC	15,062
FVOCI	0
Loans
Amount under IAS 39:
Allowance for loan losses	2,310,604
Amount under IFRS 9:
FVPL	0
AC	2,871,986
FVOCI	0
Other financial assets
Amount under IAS 39:
Allowance for loan losses	49,679
Amount under IFRS 9:
FVPL	0
AC	51,818
FVOCI	0
Available-for-sale financial assets | Debt securities
Amount under IAS 39:
Allowance for loan losses	0
Amount under IFRS 9:
FVPL	0
AC	0
FVOCI	18,711
HTM financial assets | Debt securities
Amount under IAS 39:
Allowance for loan losses	0
Amount under IFRS 9:
FVPL	0
AC	8,824
FVOCI	0
Contingent liabilities
Amount under IAS 39:
Allowance for loan losses	204,512
Amount under IFRS 9:
Financial guarantee contract	37,288
Allowances for unused loan commitments and other credit risk	222,499
Financial guarantee contract
Amount under IAS 39:
Allowance for loan losses	36,506
Amount under IFRS 9:
Financial guarantee contract	37,288
Allowances for unused loan commitments and other credit risk
Amount under IAS 39:
Allowance for loan losses	168,006
Amount under IFRS 9:
Allowances for unused loan commitments and other credit risk	₩ 222,499